CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings	Accumulated Other Comprehensive (Loss) Income	Cumulative effect of accounting changes	Cumulative effect of accounting changes Accumulated Distributions in Excess of Earnings	Cumulative effect of accounting changes Accumulated Other Comprehensive (Loss) Income
Balance, (shares) at Dec. 31, 2016		311,817,004
Balance at Dec. 31, 2016	$ 2,077,831	$ 3,118	$ 2,607,304	$ (531,567)	$ (1,024)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		10,095,437
Issuance of common stock	101,344	$ 101	101,243
Distributions declared on common stock	(194,687)			(194,687)
Redemptions of common stock (shares)		(10,330,122)
Redemptions of common stock	(103,675)	$ (103)	(103,572)
Changes in redeemable common stock	2,325		2,325
Comprehensive (loss) income	87,074			79,420	7,654
Balance, (shares) at Dec. 31, 2017		311,582,319
Balance at Dec. 31, 2017	1,970,212	$ 3,116	2,607,300	(646,834)	6,630		$ (488)	$ 488
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		9,615,850
Issuance of common stock	91,764	$ 96	91,668
Equity-based compensation (shares)		14,008
Equity-based compensation	33		33
Distributions declared on common stock	(194,573)			(194,573)
Redemptions of common stock (shares)		(9,830,781)
Redemptions of common stock	(93,830)	$ (98)	(93,732)
Changes in redeemable common stock	2,061		2,061
Comprehensive (loss) income	$ 41,183			37,278	3,905
Balance, (shares) at Dec. 31, 2018	311,381,396	311,381,396
Balance at Dec. 31, 2018	$ 1,816,850	$ 3,114	2,607,330	(804,617)	11,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		2,267,609
Issuance of common stock	21,247	$ 22	21,225
Equity-based compensation	32		32
Distributions declared on common stock	(47,963)			(47,963)
Redemptions of common stock (shares)		(2,318,505)
Redemptions of common stock	(21,724)	$ (23)	(21,701)
Changes in redeemable common stock	(67)		(67)
Comprehensive (loss) income	3,496			8,817	(5,321)
Balance, (shares) at Mar. 31, 2019		311,330,500
Balance at Mar. 31, 2019	$ 1,771,871	$ 3,113	2,606,819	(843,763)	5,702
Balance, (shares) at Dec. 31, 2018	311,381,396	311,381,396
Balance at Dec. 31, 2018	$ 1,816,850	$ 3,114	2,607,330	(804,617)	11,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive (loss) income	3,238
Balance, (shares) at Jun. 30, 2019		311,325,669
Balance at Jun. 30, 2019	$ 1,723,158	$ 3,113	2,606,851	(883,277)	(3,529)
Balance, (shares) at Dec. 31, 2018	311,381,396	311,381,396
Balance at Dec. 31, 2018	$ 1,816,850	$ 3,114	2,607,330	(804,617)	11,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		9,335,895
Issuance of common stock	82,388	$ 93	82,295
Equity-based compensation (shares)		18,499
Equity-based compensation	138		138
Distributions declared on common stock	(194,463)			(194,463)
Redemptions of common stock (shares)		(9,528,065)
Redemptions of common stock	(84,088)	$ (95)	(83,993)
Changes in redeemable common stock	1,155		1,155
Comprehensive (loss) income	$ 167,968			182,899	(14,931)
Balance, (shares) at Dec. 31, 2019	311,207,725	311,207,725
Balance at Dec. 31, 2019	$ 1,789,948	$ 3,112	2,606,925	(816,181)	(3,908)	$ (2,002)	(2,002)
Balance, (shares) at Mar. 31, 2019		311,330,500
Balance at Mar. 31, 2019	1,771,871	$ 3,113	2,606,819	(843,763)	5,702
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		2,436,153
Issuance of common stock	21,073	$ 25	21,048
Equity-based compensation	32		32
Distributions declared on common stock	(48,487)			(48,487)
Redemptions of common stock (shares)		(2,440,984)
Redemptions of common stock	(21,115)	$ (25)	(21,090)
Changes in redeemable common stock	42		42
Comprehensive (loss) income	(258)			8,973	(9,231)
Balance, (shares) at Jun. 30, 2019		311,325,669
Balance at Jun. 30, 2019	$ 1,723,158	$ 3,113	2,606,851	(883,277)	(3,529)
Balance, (shares) at Dec. 31, 2019	311,207,725	311,207,725
Balance at Dec. 31, 2019	$ 1,789,948	$ 3,112	2,606,925	(816,181)	(3,908)	(2,002)	(2,002)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		2,223,298
Issuance of common stock	19,231	$ 22	19,209
Equity-based compensation	40		40
Distributions declared on common stock	(48,332)			(48,332)
Redemptions of common stock (shares)		(2,256,037)
Redemptions of common stock	(19,514)	$ (22)	(19,492)
Changes in redeemable common stock	283		283
Comprehensive (loss) income	(22,003)			(12,175)	(9,828)
Balance, (shares) at Mar. 31, 2020		311,174,986
Balance at Mar. 31, 2020	$ 1,717,651	$ 3,112	2,606,965	(878,690)	(13,736)
Balance, (shares) at Dec. 31, 2019	311,207,725	311,207,725
Balance at Dec. 31, 2019	$ 1,789,948	$ 3,112	2,606,925	(816,181)	(3,908)	$ (2,002)	$ (2,002)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive (loss) income	$ (23,191)
Balance, (shares) at Jun. 30, 2020	309,948,707	309,948,707
Balance at Jun. 30, 2020	$ 1,703,426	$ 3,099	2,607,013	(895,508)	(11,178)
Balance, (shares) at Mar. 31, 2020		311,174,986
Balance at Mar. 31, 2020	1,717,651	$ 3,112	2,606,965	(878,690)	(13,736)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)		1,242,475
Issuance of common stock	9,543	$ 12	9,531
Equity-based compensation	40		40
Distributions declared on common stock	(13,072)			(13,072)
Redemptions of common stock (shares)		(2,468,754)
Redemptions of common stock	(19,191)	$ (25)	(19,166)
Changes in redeemable common stock	9,643		9,643
Comprehensive (loss) income	$ (1,188)			(3,746)	2,558
Balance, (shares) at Jun. 30, 2020	309,948,707	309,948,707
Balance at Jun. 30, 2020	$ 1,703,426	$ 3,099	$ 2,607,013	$ (895,508)	$ (11,178)